PROSPECTUS SUPPLEMENT	December 30, 2022

Prospectus Supplement

December 30, 2022

Dividend Opportunities Fund
ETADX	Class A Shares	ETCDX	Class C Shares
ETNDX	Class N Shares	ETIDX	Class I Shares

(the “Fund”)

This information supplements certain information contained in the Summary Prospectus for the Fund, dated November 1, 2022, and should be read in conjunction with such Prospectus.

Dividend Opportunities Fund

Effective December 30, 2022, the Fund’s primary benchmark will change from the Russell Midcap Value Index to the Russell Midcap Total Return Index. In addition, the Fund’s supplemental benchmark will change from the Russell Midcap Total Return Index to the Russell Midcap Value Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2021)

Class A Shares	1 Year	Since inception (9/27/2017)
Return Before Taxes	24.20%	14.84%
Return After Taxes on Distributions	23.20%	14.33%
Return After Taxes on Distributions and Sale of Fund Shares	14.64%	11.68%
Class C Shares
Return Before Taxes	30.70%	15.60%
Class N Shares
Return Before Taxes	31.71%	16.50%
Class I Shares
Return Before Taxes	32.00%	16.74%
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)*	22.58%	14.93%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)*	28.34%	11.41%

*	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.

PROSPECTUS SUPPLEMENT	December 30, 2022

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2022, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.